ACCRUED AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities and Other Liabilities [Abstract]
Payables to sending agents	$ 8,972	$ 6,875
Accrued compensation	2,344	1,092
Accrued bank charges	983	897
Accrued loyalty program reserve	621	165
Accrued legal fees	920	1,644
Accrued taxes	745	319
Accrued interest	1,009	0
Other	761	522
Accrued and other liabilities	$ 16,355	$ 11,514